AXP(R)
                                                                    Growth Fund

                                                         2001 SEMIANNUAL REPORT

(icon of) ruler

AXP Growth Fund seeks to provide shareholders with long-term capital growth.

Going for Growth

In the long run, a company's stock price usually reflects its business fortunes. Therefore, if a company thrives, its stock tends to follow suit. That's why many long-term investors, including AXP Growth Fund, focus on growth stocks -- those of companies that enjoy rising sales and profits. While there will be interruptions along the way, patient investors look forward to sharing in that same prosperity.

CONTENTS

From the Chairman                              3
From the Portfolio Manager                     3
Fund Facts                                     5
The 10 Largest Holdings                        6
Financial Statements (Fund)                    7
Notes to Financial Statements (Fund)          10
Financial Statements (Portfolio)              17
Notes to Financial Statements (Portfolio)     20
Investments in Securities                     23

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Lisa A. Costa
Lisa A. Costa
Portfolio manager

From the Portfolio Manager
Large-capitalization growth stocks, particularly technology-related issues, were under severe selling pressure for much of the past six months. AXP Growth Fund's performance reflected the unfavorable environment, as its Class A shares experienced a loss of 19.43% (excluding the sales charge) for the first half of the fiscal year -- August 2000 through January 2001.

At the outset of the period, there was little indication of the pitfall that lay ahead. The stock market was surging, and the Fund would go on to record a gain of 9% in August, which would prove to be its best monthly result of the period.

PROFIT CONCERNS
But within days, concerns that a slowdown in the economy might lead to weaker corporate profits began to cast a pall over the market. Much of investors' anxiety centered on technology stocks, whose generally lofty prices required that their respective companies continue to generate exceptional profit growth.

The result was a wave of selling that continued almost unabated from September through late December. Illustrating the force of the downturn, the Nasdaq Composite, a group of stocks that includes many leading technology names, declined by more than 40% during that time. January finally brought some relief in the form of a surprise interest-rate cut by the Federal Reserve, which sparked a strong market rebound that ended the period on a positive note.

Because technology stocks comprised the Fund's largest area of investment (about 40% of the portfolio during the period), last fall's downturn took a substantial toll on performance. Fortunately, gains from health care and financial services stocks, which together made up about 30% of the portfolio, picked up some of the slack. Tech did pay off for the Fund in January, though, when it led the market's comeback.

Taking a broader view of the period, I think it provides a clear example of the ongoing risk-reward relationship inherent in growth-stock investing: Along with greater reward comes greater risk. There are, and there will be, disappointments. That's why it's so important for investors, myself included, to think in terms of years, not weeks or months.

As for what the second half of the fiscal year may hold, I think we'll see a gradually improving environment for growth stocks. The key to this outlook is the Federal Reserve's willingness to cut interest rates, which I expect to set the stage for an upturn in corporate profits and, ultimately, a better stock market. In the meantime, I plan to keep the bulk of portfolio invested in technology, health care and financial services, the three business sectors that I believe offer the best long-term growth prospects.

Lisa A. Costa



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Fund Facts
Class A -- 6-month performance

(All figures per share)
Net asset value (NAV)

Jan. 31, 2001                                                         $41.33
July 31, 2000                                                         $54.36
Decrease                                                              $13.03

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                           $   --
From long-term capital gains                                          $ 2.20
Total distributions                                                   $ 2.20
Total return*                                                        -19.43%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                         $39.29
July 31, 2000                                                         $52.02
Decrease                                                              $12.73

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                           $   --
From long-term capital gains                                          $ 2.20
Total distributions                                                   $ 2.20
Total return*                                                        -19.73%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                         $39.31
July 31, 2000                                                         $52.03
Decrease                                                              $12.72

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                           $   --
From long-term capital gains                                          $ 2.20
Total distributions                                                   $ 2.20
Total return*                                                        -19.71%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                         $41.69
July 31, 2000                                                         $54.75
Decrease                                                              $13.06

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                           $   --
From long-term capital gains                                          $ 2.20
Total distributions                                                   $ 2.20
Total return*                                                        -19.34%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.



The 10 Largest Holdings

                                  Percent                    Value
                              (of net assets)        (as of Jan. 31, 2001)

EMC                                 6.21%                $562,326,000
Pfizer                              5.38                  487,620,000
Citigroup                           4.57                  414,178,000
Cisco Systems                       4.42                  400,581,250
Texas Instruments                   3.92                  354,780,000
Microsoft                           3.54                  320,578,125
Maxim Integrated Products           3.03                  274,781,250
Merrill Lynch                       2.38                  215,687,500
Home Depot                          2.34                  212,080,000
Applied Materials                   2.33                  210,829,500

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here  make up 38.12% of net assets



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Financial Statements

Statement of assets and liabilities
AXP Growth Fund

Jan. 31, 2001 (Unaudited)

Assets
Investment in Growth Portfolio (Note 1)                       $9,057,295,387
Captial shares receivable                                            210,667
                                                                     -------
Total assets                                                   9,057,506,054
                                                               -------------

Liabilities
Capital shares payable                                                16,317
Accrued distribution fee                                              98,381
Accrued service fee                                                    3,750
Accrued transfer agency fee                                           30,660
Accrued administrative services fee                                    9,155
Other accrued expenses                                               180,755
                                                                     -------
Total liabilities                                                    339,018
                                                                     -------
Net assets applicable to outstanding capital stock            $9,057,167,036
                                                              ==============

Represented by
Capital stock-- $.01 par value (Note 1)                       $    2,215,781
Additional paid-in capital                                     6,389,501,583
Net operating loss                                              (26,140,475)
Accumulated net realized gain (loss)                               2,099,575
Unrealized appreciation (depreciation) on investments          2,689,490,572
                                                               -------------
Total-- representing net assets applicable
     to outstanding capital stock                             $9,057,167,036
                                                              ==============
Net assets applicable to outstanding shares:
      Class A                                                 $5,522,844,509
      Class B                                                 $2,166,507,135
      Class C                                                 $    9,095,081
      Class Y                                                 $1,358,720,311
Net asset value per share of outstanding capital stock:
      Class A shares                 133,614,908              $        41.33
      Class B shares                  55,141,938              $        39.29
      Class C shares                     231,378              $        39.31
      Class Y shares                  32,589,872              $        41.69

See accompanying notes to financial statements.


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Statement of operations
AXP Growth Fund

Six months ended Jan. 31, 2001 (Unaudited)

Investment income
Income:
Dividends                                              $    17,754,068
Interest                                                    13,469,650
     Less foreign taxes withheld                                  (240)
                                                                  ----
Total income                                                31,223,478
                                                            ----------
Expenses (Note 2):
Expenses allocated from Growth Portfolio                    29,163,523
Distribution fee
     Class A                                                 7,690,579
     Class B                                                11,786,030
     Class C                                                    27,916
Transfer agency fee                                          4,882,716
Incremental transfer agency fee
     Class A                                                   320,738
     Class B                                                   274,623
     Class C                                                     1,324
Service fee-- Class Y                                          729,664
Administrative services fees and expenses                    1,812,324
Compensation of board members                                    7,775
Printing and postage                                           495,809
Registration fees                                              333,178
Audit fees                                                       4,625
Other                                                           14,896
                                                                ------
Total expenses                                              57,545,720
     Earnings credits on cash balances (Note 2)               (181,767)
                                                              --------
Total net expenses                                          57,363,953
                                                            ----------
Investment income (loss)-- net                             (26,140,475)
                                                           -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions                                 159,954,058
     Options contracts written                              15,722,497
                                                            ----------
Net realized gain (loss) on investments                    175,676,555
Net change in unrealized appreciation
     (depreciation) on investments                      (2,297,636,746)
                                                        --------------
Net gain (loss) on investments                          (2,121,960,191)
                                                        --------------
Net increase (decrease) in net assets
     resulting from operations                         $(2,148,100,666)
                                                       ===============

See accompanying notes to financial statements.


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


Statements of changes in net assets
AXP Growth Fund

                                                   Jan. 31, 2001            July 31, 2000
                                                 Six months ended            Year ended
                                                    (Unaudited)
Operations and distributions
Investment income (loss)-- net                    $   (26,140,475)      $     (40,646,714)
Net realized gain (loss) on investments               175,676,555             282,481,456
Net change in unrealized appreciation
     (depreciation) on investments                 (2,297,636,746)          2,000,202,891
                                                   --------------           -------------
Net increase (decrease) in net assets
     resulting from operations                     (2,148,100,666)          2,242,037,633
                                                   --------------           -------------
Distributions to shareholders from:
     Net realized gain
         Class A                                     (275,969,231)            (87,059,276)
         Class B                                     (112,811,834)            (31,046,847)
         Class C                                         (392,824)                     --
         Class Y                                      (66,854,162)            (17,842,638)
                                                      -----------             -----------
Total distributions                                  (456,028,051)           (135,948,761)
                                                     ------------            ------------
Capital share transactions (Note 3)
Proceeds from sales
     Class A shares (Notes 2 and 5)                 1,015,387,084           2,328,546,079
     Class B shares                                   330,235,198             766,835,307
     Class C shares                                    10,015,454               1,181,005
     Class Y shares                                   478,867,572             838,486,439
Reinvestment of distributions at net asset value
     Class A shares                                   267,787,154              81,857,352
     Class B shares                                   111,917,704              30,846,821
     Class C shares                                       391,827                      --
     Class Y shares                                    54,657,205              17,838,677
Payments for redemptions
     Class A shares                                  (802,354,653)         (1,719,179,723)
     Class B shares (Note 2)                         (112,719,785)           (240,842,800)
     Class C shares (Note 2)                             (693,697)                     --
     Class Y shares                                  (349,261,540)           (502,331,403)
                                                     ------------            ------------
Increase (decrease) in net assets
     from capital share transactions                1,004,229,523           1,603,237,754
                                                    -------------           -------------
Total increase (decrease) in net assets            (1,599,899,194)          3,709,326,626
Net assets at beginning of period                  10,657,066,230           6,947,739,604
                                                   --------------           -------------
Net assets at end of period                       $ 9,057,167,036         $10,657,066,230
                                                  ===============         ===============

See accompanying notes to financial statements.


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Notes to Financial Statements
AXP Growth Fund
(Unaudited as to Jan. 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Growth Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Growth Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 36 shares of capital stock at $54.97 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical  voting,  dividend and liquidation  rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Growth Portfolio
The Fund invests all of its assets in Growth Portfolio (the Portfolio), a series of Growth Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Jan. 31, 2001 was 99.99%.
Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates
(e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, and any other expenses properly payable by the Fund and approved by the board.

Under a separate  Transfer  Agency  Agreement,  American  Express Client Service
Corporation (AECSC) maintains  shareholder  accounts and records.  The Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $8,110,204, $780,801 and $1,914 for Class A, Class B and Class C, respectively, for the six months ended Jan. 31, 2001.

During the six months ended Jan. 31, 2001, the Fund's transfer agency fees were reduced by $181,767 as a result of earnings credits from overnight cash balances.

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

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                      Six months ended Jan. 31, 2001
                                            Class A        Class B       Class C           Class Y
Sold                                     20,780,413      7,015,545       214,628        10,298,009
Issued for reinvested distributions       7,266,948      3,192,175        11,169         1,470,466
Redeemed                                (16,537,934)    (2,511,418)      (16,279)       (7,499,336)
                                        -----------     ----------       -------        ----------
Net increase (decrease)                  11,509,427      7,696,302       209,518         4,269,139
                                         ----------      ---------       -------         ---------

                                                        Year ended July 31, 2000
                                            Class A        Class B      Class C*           Class Y
Sold                                     46,185,191     15,828,819        21,860        16,314,629
Issued for reinvested distributions       1,627,914        638,655            --           352,892
Redeemed                                (34,302,245)    (4,884,036)           --        (9,918,250)
                                       -----------     ----------         ------        ----------
Net increase (decrease)                  13,510,860     11,583,438        21,860         6,749,271
                                         ----------     ----------        ------         ---------

* Inception date was June 26, 2000.

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4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
Jan. 31, 2001.

5. FUND MERGER
As of the close of business on July 14, 2000, AXP Growth Fund acquired the assets and assumed the identified liabilities of Strategist Growth Fund.

The aggregate net assets of AXP Growth Fund immediately before the acquisition were $11,413,475,167.

The merger was accomplished by a tax-free exchange of 535,806 shares of Strategist Growth Fund valued at $33,112,239.

In exchange  for the  Strategist  Growth Fund shares and net assets,  AXP Growth
Fund issued the following number of shares:

                       Shares               Net assets
Class A                564,295              $33,112,239

Strategist Growth Fund's net assets at that date consisted of capital stock of $11,047,368 and unrealized appreciation of $22,064,871.

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

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

7. FINANCIAL HIGHLIGHTS
The tables below show certain important finanicial information for evaluating the Fund's results.

Fiscal period ended July 31,

Per share income and capital changes(a)
                                                                                 Class A
                                                    2001(b)           2000          1999        1998         1997
Net asset value, beginning of period                $54.36          $42.14        $36.58      $35.47        $23.16

Income from investment operations:

Net investment income (loss)                          (.08)           (.14)         (.03)       (.07)         (.05)

Net gains (losses)
     (both realized and unrealized)                 (10.75)          13.14          7.29        2.14         13.04

Total from investment operations                    (10.83)          13.00          7.26        2.07         12.99

Less distributions:

Distributions from realized gains                    (2.20)           (.78)        (1.70)       (.96)         (.68)

Net asset value, end of period                       $41.33         $54.36        $42.14       $36.58       $35.47

Ratios/supplemental data

Net assets, end of period (in millions)              $5,523         $6,637        $4,576       $3,681       $3,215

Ratio of expenses to average daily net assets(c)       .99%(d)        .99%          .89%        .87%          .97%

Ratio of net investment income (loss)
     to average daily net assets                      (.37%)(d)      (.30%)        (.08%)      (.22%)        (.18%)

Portfolio turnover rate
     (excluding short-term securities)                  15%            23%           17%          28%          24%

Total return(e)                                     (19.43%)        31.01%        20.49%        6.32%       57.00%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


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


Fiscal period ended July 31,

Per share income and capital changes(a)
                                                                                    Class B
                                                      2001(b)           2000          1999          1998         1997

Net asset value, beginning of period                  $52.02          $40.65        $35.61       $34.82        $22.92

Income from investment operations:

Net investment income (loss)                            (.24)           (.46)         (.28)        (.29)         (.22)

Net gains (losses) (both realized and unrealized)     (10.29)          12.61          7.02         2.04         12.80

Total from investment operations                      (10.53)          12.15          6.74         1.75         12.58

Less distributions:

Distributions from realized gains                      (2.20)           (.78)        (1.70)        (.96)         (.68)

Net asset value, end of period                        $39.29          $52.02        $40.65       $35.61        $34.82

Ratios/supplemental data

Net assets, end of period (in millions)                $2,167         $2,468        $1,458       $1,021          $713

Ratio of expenses to average daily net assets(c)        1.76%(d)       1.75%         1.65%        1.63%         1.74%

Ratio of net investment income (loss)
     to average daily net assets                       (1.13%)(d)     (1.06%)        (.85%)       (.97%)        (.94%)

Portfolio turnover rate
     (excluding short-term securities)                    15%            23%           17%          28%           24%

Total return(e)                                       (19.73%)        30.02%        19.58%        5.52%        55.81%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


Fiscal period ended July 31,

Per share income and capital changes(a)
                                                             Class C
                                                      2001(b)       2000(c)

Net asset value, beginning of period                  $52.03        $52.65

Income from investment operations:

Net investment income (loss)                            (.24)         (.04)

Net gains (losses) (both realized and unrealized)     (10.28)         (.58)

Total from investment operations                      (10.52)         (.62)

Less distributions:

Distributions from realized gains                      (2.20)           --

Net asset value, end of period                        $39.31        $52.03

Ratios/supplemental data

Net assets, end of period (in millions)                   $9            $1

Ratio of expenses to average daily net assets(d)       1.76%(e)      1.75%(e)

Ratio of net investment income (loss)

to average daily net assets                           (1.10%)(e)    (1.30%)(e)

Portfolio turnover rate
(excluding short-term securities)                        15%           23%

Total return(f)                                      (19.71%)       (1.18%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.



Fiscal period ended July 31,

Per share income and capital changes(a)
                                                                              Class Y
                                                    2001(b)          2000        1999       1998       1997
Net asset value, beginning of period                $54.75         $42.37      $36.74     $35.60     $23.21

Income from investment operations:

Net investment income (loss)                          (.05)          (.06)         --       (.04)      (.01)

Net gains (losses) (both realized and unrealized)   (10.81)         13.22        7.33       2.14      13.08

Total from investment operations                    (10.86)         13.16        7.33       2.10      13.07

Less distributions:

Distributions from realized gains                    (2.20)          (.78)      (1.70)      (.96)      (.68)

Net asset value, end of period                      $41.69         $54.75      $42.37     $36.74     $35.60

Ratios/supplemental data

Net assets, end of period (in millions)             $1,359         $1,551        $914       $582       $179

Ratio of expenses to average daily net assets(c)      .83%(d)        .83%        .80%       .80%       .85%

Ratio of net investment income (loss)
     to average daily net assets                     (.21%)(d)      (.14%)        --%      (.12%)     (.07%)

Portfolio turnover rate
(excluding short-term securities)                      15%            23%         17%        28%        24%

Total return(e)                                    (19.34%)        31.20%      20.59%      6.40%     57.23%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


Financial Statements

Statement of assets and liabilities
Growth Portfolio

Jan. 31, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1):
     Investment in securities of unaffiliated issuers
          (identified cost $6,554,435,970)                     $9,252,606,120
     Investment in securities of affiliated issuers
          (identified cost $30,538,061)                            21,867,503
                                                                   ----------
Total investments in securities
     (identified cost $6,584,974,031)                           9,274,473,623
Cash in bank on demand deposit                                        157,928
Dividends and accrued interest receivable                           1,770,125
Receivable for investment securities sold                          46,384,956
U.S. government securities held as collateral (Note 4)             11,366,854
                                                                   ----------
Total assets                                                    9,334,153,486
                                                                -------------

Liabilities
Payable for investment securities purchased                        43,302,723
Payable upon return of securities loaned (Note 4)                 233,232,454
Accrued investment management services fee                            133,461
Other accrued expenses                                                113,220
                                                                      -------
Total liabilities                                                 276,781,858
                                                                  -----------
Net assets                                                     $9,057,371,628
                                                               ==============

See accompanying notes to financial statements.

Statement of operations

Growth Portfolio
Six months ended Jan. 31, 2001 (Unaudited)

Investment income
Income:
Dividends                                          $    17,754,221
Interest                                                13,469,377
     Less foreign taxes withheld                              (240)
                                                              ----
Total income                                            31,223,358
                                                        ----------
Expenses (Note 2):
Investment management services fee                      28,752,750
Compensation of board members                               12,750
Custodian fees                                             310,746
Audit fees                                                  13,875
Other                                                       84,569
                                                            ------
Total expenses                                          29,174,690
Earnings credits on cash balances (Note 2)                 (10,917)
                                                           -------
Total net expenses                                      29,163,773
                                                        ----------
Investment income (loss)-- net                           2,059,585
                                                         ---------
Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
     Security transactions (Note 3)                    159,927,577
     Options contracts written (Note 5)                 15,722,497
                                                        ----------
Net realized gain (loss) on investments                175,650,074
Net change in unrealized appreciation
     (depreciation) on investments                  (2,297,628,456)
                                                    --------------
Net gain (loss) on investments                      (2,121,978,382)
                                                    --------------
Net increase (decrease) in net assets
     resulting from operations                     $(2,119,918,797)
                                                   ===============

See accompanying notes to financial statements.



Statements of changes in net assets

Growth Portfolio
                                                                           Jan. 31, 2001                 July 31, 2000
                                                                          Six months ended                 Year ended
                                                                             (Unaudited)
Operations
Investment income (loss)-- net                                             $     2,059,585              $     8,205,713
Net realized gain (loss) on investments                                        175,650,074                  283,936,086
Net change in unrealized appreciation (depreciation) on investments         (2,297,628,456)               2,008,602,545
                                                                            --------------                -------------
Net increase (decrease) in net assets resulting from operations             (2,119,918,797)               2,300,744,344
Net contributions (withdrawals) from partners                                  519,880,074                1,384,517,514
                                                                               -----------                -------------
Total increase (decrease) in net assets                                     (1,600,038,723)               3,685,261,858
Net assets at beginning of period                                           10,657,410,351                6,972,148,493
                                                                            --------------                -------------
Net assets at end of period                                                $ 9,057,371,628              $10,657,410,351
                                                                           ===============              ===============

See accompanying notes to financial statements.


Notes to Financial Statements

Growth Portfolio
(Unaudited as to Jan. 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.48% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the AXP Growth Fund to the Lipper Large-Cap Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1% the adjustment will be zero. The adjustment increased the fee by $2,276,418 for the six months ended Jan. 31, 2001.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 2001, the Portfolio's custodian fees were reduced by $10,917 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,160,757,132 and $1,455,388,193, respectively, for the six months ended Jan. 31, 2001. For the same period, the portfolio turnover rate was 15%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $73,254 for the six months ended Jan. 31, 2001.

4. LENDING OF PORTFOLIO SECURITIES
As of Jan. 31, 2001, securities valued at $228,670,049 were on loan to brokers. For collateral, the Portfolio received $221,865,600 in cash and U.S. government securities valued at $11,366,854. Income from securities lending amounted to $704,395 for the six months ended Jan. 31, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                   Six months ended Jan. 31, 2001
                                               Calls
                             Contracts                        Premium
Balance July 31, 2000         10,000                        $ 6,625,000
Opened                        15,000                         12,344,721
Closed                       (15,000)                       (10,625,000)
Exercised                     (3,096)                        (2,622,224)
Expired                       (6,904)                        (5,722,497)
                              ------                         ----------
Balance Jan. 31, 2001             --                        $        --
                              ------                        -----------

See "Summary of significant accounting policies."

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

Investments in Securities

Growth Portfolio
Jan. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.9%)
Issuer                                           Shares              Value(a)

Airlines (1.6%)
Southwest Airlines                            4,500,000          $140,985,000

Banks and savings & loans (4.7%)
Bank One                                        500,000            19,600,000
Firstar                                       2,000,000            47,200,000
FleetBoston Financial                         4,100,000           177,694,000
Zions Bancorp                                 3,182,600           177,827,775
Total                                                             422,321,775

Communications equipment & services (5.8%)
Brocade  Communications Systems                 450,000(b)         40,640,625
Corning                                       1,400,000            79,394,000
Finisar                                       2,000,000(b)         72,750,000
JDS Uniphase                                  1,900,000(b)        104,143,750
MasTec                                        1,143,100(b,g)       21,867,503
Nokia ADR Cl A                                4,046,900(c)        139,011,015
Sycamore Networks                             2,000,000(b)         70,500,000
Total                                                             528,306,893

Computer software & services (7.2%)
Akamai Technologies                           2,600,000(b,e)       75,562,500
Microsoft                                     5,250,000(b)        320,578,125
Siebel Systems                                1,275,000(b)         84,548,438
VeriSign                                      1,000,000(b)         73,500,000
VERITAS Software                              1,000,000(b)         94,875,000
Total                                                             649,064,063

Computers & office equipment (19.4%)
AOL Time Warner                               2,985,000(b)        156,891,600
Avici Systems                                 1,000,000(b,e)       35,500,000
Cisco Systems                                10,700,000(b)        400,581,250
Commerce One                                  3,050,000(b)         93,215,625
EMC                                           7,400,000(b)        562,326,000
Extreme Networks                              1,200,000(b)         57,150,000
Intl Business Machines                        1,700,000           190,400,000
Rational Software                             1,000,000(b)         51,937,500
Redback Networks                                800,000(b)         38,300,000
Sanmina                                         600,000(b)         29,175,004
Solectron                                     2,766,000(b)        110,225,100
Yahoo!                                        1,000,000(b)         37,312,500
Total                                                           1,763,014,579

Electronics (16.6%)
Applied Materials                             4,190,400(b)        210,829,500
Broadcom Cl A                                 1,200,000(b)        131,925,000
Intel                                         5,000,000           185,000,000
Maxim Integrated Products                     4,500,000(b)        274,781,250
PMC-Sierra                                    1,000,000(b)         75,562,500
STMicroelectronics                            3,000,000(c,e)      141,660,000
Symbol Technologies                           3,000,000           141,900,000
Texas Instruments                             8,100,000           354,780,000
Total                                                           1,516,438,250

Energy (1.6%)
Anadarko Petroleum                            2,500,000           142,250,000

Energy equipment & services (3.1%)
Halliburton                                   3,800,000           156,522,000
Schlumberger                                  1,600,000           122,880,000
Total                                                             279,402,000

Financial services (9.6%)
Citigroup                                     7,400,000           414,178,000
Merrill Lynch                                 2,975,000           215,687,500
Providian Financial                           3,000,000           175,050,000
Schwab (Charles)                              2,348,700            62,029,166
Total                                                             866,944,666

Furniture & appliances (0.8%)
Ethan Allen Interiors                         1,921,000            70,635,170

Health care (14.3%)
Affymetrix                                      253,600(b)         16,896,100
ALZA                                          1,260,000(b)         52,164,000
Amgen                                         2,000,000(b)        140,625,000
Genentech                                     2,895,400(b)        171,552,450
Guidant                                       1,500,000(b)         74,250,000
Immunex                                         700,000(b)         21,437,500
MedImmune                                       615,000(b)         24,446,250
Medtronic                                     3,000,000           162,000,000
Pfizer                                       10,800,000           487,620,000
Schering-Plough                               2,800,000           141,120,000
Total                                                           1,292,111,300

Health care services (0.2%)
Appler-Celera Genomics Group                    400,000(b)         19,600,000

Insurance (1.0%)
Marsh & McLennan                                850,000            91,927,500

Leisure time & entertainment (1.5%)
Harley-Davidson                               3,000,000           136,170,000

Media (1.5%)
Sony ADR                                      1,800,000(c)       $132,390,000

Multi-industry conglomerates (1.6%)
Tyco Intl                                     2,400,000(c)        147,840,000

Restaurants & lodging (1.5%)
Marriott Intl Cl A                            3,000,000           138,480,000

Retail (3.6%)
Home Depot                                    4,400,000           212,080,000
RadioShack                                    2,000,000           110,080,000
Total                                                             322,160,000

Utilities -- telephone (0.3%)
Sprint (PCS Group)                            1,000,000(b,e)       30,500,000

Total common stocks
(Cost: $5,995,764,603)                                         $8,690,541,196


Bonds (2.0%)
Issuer                                             Coupon               Principal               Value(a)
                                                    rate                 amount
U.S. government obligation & agency
Resolution Funding Corp
     Zero Coupon
         07-15-20                                   5.93%            $400,000,000(f)           $124,032,000
         10-15-20                                   6.03              185,000,000(f)             56,508,250

Total bonds
(Cost: $185,730,346)                                                                           $180,540,250

Short-term securities (4.5%)
Issuer                                             Annualized            Amount                 Value(a)
                                                  yield on date        payable at
                                                   of purchase          maturity
U.S. government agencies (3.2%)
Federal Home Loan Bank Disc Nts
     02-09-01                                         6.36%            $6,400,000                $6,389,506
     03-02-01                                         6.31             27,200,000                27,049,006
     03-16-01                                         5.55                300,000                   297,913
     03-16-01                                         5.60              3,300,000                 3,277,574
     03-21-01                                         5.45             20,000,000                19,852,726
Federal Home Loan Mtge Corp Disc Nts
     02-20-01                                         6.18              9,700,000                 9,666,804
     02-27-01                                         5.67             50,000,000                49,788,120
     02-27-01                                         6.19             38,000,000                37,824,438
     03-13-01                                         5.55             15,000,000                14,905,699
     03-27-01                                         5.37             25,000,000                24,796,423
Federal Natl Mtge Assn Disc Nts
     02-22-01                                         6.14%            $9,600,000                $9,563,507
     03-01-01                                         6.22             25,500,000                25,365,331
     03-22-01                                         5.49             30,000,000                29,772,915
     04-19-01                                         5.24             25,000,000                24,719,417
Total                                                                                           283,269,379

Commercial paper (1.3%)
ABN Amro
     07-18-01                                         5.30              6,300,000                 6,144,768
Alabama Power
     04-12-01                                         5.58              3,600,000                 3,561,163
Alcoa
     02-07-01                                         5.76              4,200,000                 4,195,304
     02-20-01                                         6.43              3,800,000                 3,786,235
Charta
     02-01-01                                         5.78              6,000,000(d)              5,999,037
Commerzbank U.S. Finance
     03-27-01                                         5.53              5,500,000                 5,453,953
Gateway Fuel
     02-01-01                                         6.48              2,900,000                 2,899,478
Johnson & Johnson
     03-05-01                                         6.24              7,400,000(d)              7,356,586
Kimberly-Clark
     02-26-01                                         5.80             11,400,000(d)             11,352,410
Natl Rural Utilities
     02-20-01                                         5.68              8,000,000                 7,974,844
SBC Communications
     02-02-01                                         6.51              4,200,000(d)              4,198,481
Sheffield Receivables
     02-05-01                                         6.55              6,300,000(d)              6,294,224
Student Loan Mtge Assn Disc Nt
     03-01-01                                         5.54             28,100,000                27,975,047
Target
     03-09-01                                         5.56              7,400,000                 7,357,941
Toyota Motor Credit
     02-08-01                                         6.45              8,900,000(d)              8,887,263
     02-13-01                                         5.77              6,700,000                 6,686,064
Total                                                                                           120,122,798

Total short-term securities
(Cost: $403,479,082)                                                                           $403,392,177
Total investments in securities
(Cost: $6,584,974,031)(h)                                                                    $9,274,473,623

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2001, the value of foreign securities represented 6.19% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Investments   representing  5%  or  more  of  the  outstanding   voting
    securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Jan. 31, 2001 are as follows:

    Issuer     Beginning   Purchase    Sales      Ending    Dividend   Value(a)
                  cost       cost       cost       cost      income
    MasTec*  $66,123,100    $--    $35,585,039  $30,538,061   $--    $21,867,503

    * Issuer was not an affiliate for the entire period ended Jan. 31, 2001.

(h) At Jan. 31, 2001, the cost of securities for federal income tax purposes was approximately $6,584,974,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation             $3,529,685,000
    Unrealized depreciation               (840,185,000)
                                          ------------
    Net unrealized appreciation         $2,689,500,000
                                        --------------

American
   Express
Funds

AXP Growth Fund
70100 AXP Financial Center
Minneapolis, MN  55474

TICKER SYMBOL
Class A: INIDX   Class B: IGRBX
Class C: AXGCK   Class Y: IGRYX

                                                   PRSRT STD AUTO
                                                    U.S. POSTAGE
                                                        PAID
                                                  AMERICAN EXPRESS


                                                                S-6456 P (3/01)
This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.